BASIS OF PREPARATION (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Essakane mine
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions	90.00%	90.00%
Rosebel Gold Mines N.V.
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions	0.00%	95.00%
Doyon division including the Westwood mine1
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions	100.00%	100.00%
Côté Gold division
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions	70.00%	70.00%
Ownership interest in unincorporated joint venture	60.30%
Côté Gold division | Sumitomo Metal Mining Co Ltd
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in unincorporated joint venture	70.00%
Boto3
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions	0.00%	90.00%
Euro Ressources S.A.3
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions	90.00%	90.00%
Merrex Gold Inc.
Disclosure of unconsolidated joint ventures/divisions [line items]
Ownership interest in subsidiary/divisions	100.00%	100.00%
Third Party | Sumitomo Metal Mining Co Ltd
Disclosure of unconsolidated joint ventures/divisions [line items]
Proportion of ownership interest in mineral tenure	7.50%